OPERATING DATA	12 Months Ended
Dec. 31, 2020
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
OPERATING DATA	NOTE 4: OPERATING DATA
4.1 Revenue
The Company’s revenue is derived from the single performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of goods is recognized when the Company has transferred control of the goods to the buyer and the buyer obtains the benefits from the goods, the potential cash flows and the amount of revenue (the transaction price) can be measured reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset depends on when the goods are made available to the carrier or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations. Revenue is measured at the transaction price of the consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods. Therefore, the Company estimates, based on its historical experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue recognition.
The Company’s products must meet customer specifications. A certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:
–Product Rejection - Product shipped and billed to an end customer that did not meet previously agreed customer specifications. Claims typically result from physical defects in the goods, goods shipped to the wrong location, goods produced with incorrect specifications and goods shipped outside acceptable time parameters.
–Consequential Damages - Damages reported by the customer not directly related to the value of the rejected goods (for example: customer processing cost or mill down time, sampling, storage, sorting, administrative cost, replacement cost, etc.).
The Company estimates the variable consideration for such claims using the expected value method and reduces the amount of revenue recognized.
Warranties:
The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" (see note 9).
Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the variable consideration for these programs using the most likely amount method or the expected value method, whichever approach best predicts the amount of the consideration based on the terms of the contract and available information and updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from date of delivery, depending on the market and product sold. The Company received 357 as advances from its customers which are classified as unsatisfied performance obligations and recognized as liabilities in line with IFRS 15. The Company expects 100% of these unsatisfied performance obligations as of December 31, 2020 to be recognized as revenue during 2021 as the Company’s contracts have an original expected duration of one year or less.
The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
Trade accounts receivable and other - opening balance	3,569	4,432	3,863
Performance obligations satisfied	53,270	70,615	76,033
Payments received	(53,194)	(71,559)	(75,387)
Impairment of receivables (net of write backs and utilization)	(16)	9	(8)
Reclassification of the period-end receivables to held for sale and derecognition of receivable through business divestment	(724)	—	(182)
Acquisitions through business combination	—	4	532
TSR receivables retained in ArcelorMittal USA divestment [1]	260	—	—
Foreign exchange and others	(93)	68	(419)
Trade accounts receivable and other - closing balance	3,072	3,569	4,432
1.See note 6.1.3
4.2 Cost of sales
Cost of sales includes the following components:

	Year ended December 31,
	2020	2019	2018
Materials	34,599	47,809	46,842
Labor costs	7,690	9,094	9,206
Logistic expenses	3,474	4,951	4,974
Depreciation and amortization	2,960	3,067	2,799
Gain on bargain purchase[1]	—	—	(209)
Impairment reversal net of impairment (see note 5.3)	(133)	1,927	994
Gain on AM USA disposal [2]	(1,460)	—	—
Other	2,008	2,039	2,419
Total	49,138	68,887	67,025
1.See note 2.2.4
2.See note 2.3.1 for details
4.3 Trade accounts receivable and other
Trade accounts receivable are initially recorded at their transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the aging of the receivables. Recoveries of trade receivables previously reserved in the allowance for expected credit losses are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and administrative expense when a specific account is deemed uncollectible. The Company concluded that a trade receivable is in default when it is overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless the collectibility can be clearly demonstrated. Uninsured trade receivables and the associated allowance are written off when ArcelorMittal has exhausted its recovery efforts and enforcement options. ArcelorMittal considered the continued impact of the COVID-19 pandemic on the economic environment in its risk of default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected increased risk of default.
Trade accounts receivable and allowance for lifetime expected credit losses

	December 31,
	2020	2019
Gross amount	3,208	3,698
Allowance for lifetime expected credit losses	(136)	(129)
Total	3,072	3,569
The carrying amount of the trade accounts receivable and other approximates their fair value. Before granting credit to any new customer, ArcelorMittal uses an internally developed credit scoring system to assess the potential customer’s credit quality and to define credit limits by customer. For all significant customers, the credit terms must be approved by the credit committees of each reportable segment. Limits and scoring attributed to customers are reviewed periodically. There are no customers who represent more than 5% of the total balance of trade accounts receivable.
Exposure to credit risk by reportable segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2020	2019
NAFTA [1]	455	301
Brazil	809	705
Europe	1,396	1,983
ACIS	190	527
Mining	222	53
Total	3,072	3,569
1.The increase in NAFTA trade receivables is due to the TSR receivables retained as part of the sale of ArcelorMittal USA, see note 4.1.
Aging of trade accounts receivable

	December 31,			December 31,
	2020			2019
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	2,699	(13)	2,686	2,851	(11)	2,840
Overdue 1-30 days	215	(1)	214	452	(2)	450
Overdue 31-60 days	49	(1)	48	85	(1)	84
Overdue 61-90 days	26	—	26	43	—	43
Overdue 91-180 days	42	(3)	39	67	(4)	63
More than 180 days	177	(118)	59	200	(111)	89
Total	3,208	(136)	3,072	3,698	(129)	3,569
The movements in the allowance are calculated based on lifetime expected credit loss model for 2020, 2019 and 2018. The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2020	2019	2018
Allowance - opening balance	129	173	193
Additions	27	18	35
Write backs / utilization	(11)	(27)	(29)
Foreign exchange and others	(9)	(35)	(26)
Allowance - closing balance	136	129	173
The Company has established a number of programs for sales without recourse of trade accounts receivable to various financial institutions (referred to as true sale of receivables (“TSR”)). Through the TSR programs, certain operating subsidiaries of ArcelorMittal surrender the control, risks and benefits associated with the accounts receivable sold; therefore, the amount of receivables sold is recorded as a sale of financial assets and the balances are derecognized from the consolidated statements of financial position at the moment of sale. The Company classifies trade receivables subject to TSR programs as financial assets that are held to collect or to sell and recognizes them at FVOCI (see note 6). The fair value measurement is determined based on the invoice amount net of TSR expense payable, a Level 3 unobservable input. The TSR expense is insignificant due to the rate applicable and the short timeframe between the time of sale and the invoice due date. Any loss allowance for these trade receivables is recognized in OCI.
4.4 Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when production levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of being the amount that the inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances that previously caused inventories to be written down below cost no longer exist.
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,079 and 1,760 as of December 31, 2020 and 2019, respectively, are comprised of the following:

	December 31,
	2020	2019
Finished products	3,403	5,821
Production in process	3,305	4,165
Raw materials	3,839	5,101
Manufacturing supplies, spare parts and other [1]	1,781	2,209
Total	12,328	17,296
1.Including spare parts of 1.4 billion and 1.6 billion, and manufacturing and other of 0.4 billion and 0.6 billion as of December 31, 2020 and 2019, respectively.
Movements in the inventory reserve are as follows:

	Year ended December 31,
	2020	2019	2018
Inventory reserve - opening balance	1,760	1,168	1,239
Additions [1]	294	726	423
Deductions / Releases [2]	(878)	(212)	(382)
Foreign exchange and others	(97)	78	(112)
Inventory reserve - closing balance	1,079	1,760	1,168
1.Additions in 2020 and 2019 refer to write-downs of inventories excluding those utilized or written back during the same financial year and the additions in 2018 refer to write-downs of inventories including those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilizations related to the prior periods in 2020 and 2019 and correspond to write-backs and utilizations related to the current and prior periods in 2018
4.5 Prepaid expenses and other current assets

	December 31,
	2020	2019
VAT receivables	752	941
Prepaid expenses and non-trade receivables	486	696
Financial amounts receivable	94	350
Income tax receivable	51	102
Receivables from public authorities	143	137
Receivables from sale of financial and intangible assets	78	153
Derivative financial instruments	353	268
Other [1]	324	109
Total	2,281	2,756
1.Other includes mainly advances to employees, accrued interest, CO2 emission rights held as current assets as of December 31, 2020 of 219 and other miscellaneous receivables.
4.6 Other assets
Other assets consisted of the following:

	December 31,
	2020	2019
Derivative financial instruments	324	130
Financial amounts receivable	503	594
Long-term VAT receivables	156	285
Cash guarantees and deposits	86	164
Receivables from public authorities	41	51
Accrued interest	30	65
Receivables from sale of financial and intangible assets	172	131
Income tax receivable	18	25
Other [1]	152	203
Total	1,482	1,648
1.Other mainly includes assets in pension funds and other amounts receivable.
4.7 Trade accounts payable and other Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from suppliers. Trade accounts payable have maturities from 15 to 180 days depending on the type of material, the geographic area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value.
4.8 Accrued expenses and other liabilities
Accrued expenses and other liabilities are comprised of the following as of:

	December 31,
	2020	2019
Accrued payroll and employee related expenses	1,238	1,560
Accrued interest and other payables	1,151	927
Payable from acquisition of intangible, tangible & financial assets [1]	847	1,559
Other amounts due to public authorities	680	507
Derivative financial instruments [2]	208	308
Unearned revenue and accrued payables	73	49
Total	4,197	4,910
1.Payables from acquisition of intangible, tangible & financial assets decreased primarily due to the divestment of ArcelorMittal USA and classification of ArcelorMittal Italia as assets held for sale at December 31, 2020. See note 2.3.1 and 2.3.2.
2.Derivative financial instruments included 125 as of December 31, 2019 relating to the fair value of the put option granted to ISP in the framework of the acquisition of ArcelorMittal Italia. The put option was exercised in December 2020 (see note 2.2.4).